AGING SCHEDULE BASED ON DUE DATE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 2,024	$ 1,477
Current [member]
IfrsStatementLineItems [Line Items]
Total	$ 2,024	$ 1,477